Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$6,829,918.94	0.0585756	$-	-	$6,829,918.94
Class B Notes	$34,030,000.00	1.0000000	$31,993,729.20	0.9401625	$2,036,270.80
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$73,009,918.94	0.0792914	$64,143,729.20	0.0696624	$8,866,189.74

Weighted Avg. Coupon (WAC)	4.78%		4.81%
Weighted Avg. Remaining Maturity (WARM)	19.41		18.57
Pool Receivables Balance	$109,201,253.66		$100,042,471.82
Remaining Number of Receivables	20,883		20,129

Adjusted Pool Balance	$106,570,128.81		$97,703,939.06

III. COLLECTIONS

Principal:
Principal Collections	$9,037,683.29
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$119,641.50
Total Principal Collections	$9,157,324.79

Interest:
Interest Collections	$444,384.49
Late Fees & Other Charges	$25,204.24
Interest on Repurchase Principal	$-
Total Interest Collections	$469,588.73

Collection Account Interest	$239.93
Reserve Account Interest	$133.33
Servicer Advances	$-

Total Collections	$9,627,286.78

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$9,627,286.78
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$14,354,076.90

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$91,001.04		$91,001.04	$91,001.04
Collection Account Interest					$239.93
Late Fees & Other Charges					$25,204.24
Total due to Servicer					$116,445.21

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$10,131.05		$10,131.05

Total Class A interest:		$10,131.05		$10,131.05	$10,131.05

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$9,350,857.60

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$8,866,189.74

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$6,829,918.94
Class A Notes Total:		$6,829,918.94		$6,829,918.94
Class B Notes Total:		$2,036,270.80		$2,036,270.80
Class C Notes Total:		$-		$-
Total Noteholders Principal				$8,866,189.74

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					484,667.86

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,631,124.85
Beginning Period Amount	$2,631,124.85
Current Period Amortization	$292,592.09
Ending Period Required Amount	$2,338,532.76
Ending Period Amount	$2,338,532.76
Next Distribution Date Amount	$2,065,265.44

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	45
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.86	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	31.49%	34.35%	34.35%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.29%	19,785	97.28%	$97,325,109.30
30 - 60 Days	1.34%	269	2.12%	$2,117,359.61
61 - 90 Days	0.32%	64	0.52%	$518,819.43
91 + Days	0.05%	11	0.08%	$81,183.48
		20,129		$100,042,471.82
Total
Delinquent Receivables 61 + days past due	0.37%	75	0.60%	$600,002.91
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	60	0.45%	$488,740.84
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	62	0.42%	$495,343.58
Three-Month Average Delinquency Ratio	0.32%		0.49%

Repossession in Current Period		15		$124,493.29
Repossession Inventory		26		$54,575.09

Charge-Offs
Gross Principal of Charge-Off for Current Period				$121,098.55
Recoveries				$(119,641.50)
Net Charge-offs for Current Period				$1,457.05

Beginning Pool Balance for Current Period				$109,201,253.66

Net Loss Ratio				0.02%
Net Loss Ratio for 1st Preceding Collection Period				-0.65%
Net Loss Ratio for 2nd Preceding Collection Period				0.49%
Three-Month Average Net Loss Ratio for Current Period				-0.05%

Cumulative Net Losses for All Periods				$6,089,587.54
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$424,780.19
Number of Extensions				49

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